Net Income Per Share - Additional Information (Details - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [line items]
Basic EPS	$ 1.16	$ 0.88	$ 1.91	$ 0.12
Diluted EPS	$ 1.15	$ 0.87	$ 1.9	$ 0.12
Weighted average ordinary shares and special shares - Diluted	446,638,000	435,521,000	445,964,000	341,922,000
Initial Public Offering
Earnings per share [line items]
Basic EPS			$ 0
Diluted EPS			$ 0
Weighted average ordinary shares and special shares - Diluted			0